MoA Retirement Income Fund Investment Risks - MoA Retirement Income Fund	Dec. 31, 2024
General Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. Because the Fund primarily invests in funds that invest in fixed income securities, the Fund is primarily subject to Fixed Income risk. Other principal risks include Company, Market, Mid-Cap, and Stock risks, which are described in more detail in the “Principal Risks” section of the prospectus.
Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Fund faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
Corporate Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Fund returns.
Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Large Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
US Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.
Mortgage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
Zero Coupon Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund may lose value if it sells zero coupon securities prior to their maturity date.
Target Date Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Target Date Fund risk: ●The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests. ●The Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Fund could decline in value, and you could lose money by investing in the Fund, even after the Target Retirement Date. ●There is no guarantee that the Fund will provide adequate income at and through your retirement. ●The Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. ●The Retirement Income Fund will have as much as 30% of its assets invested in equity IC Funds.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, loss of money is a risk of investing in the Fund.